SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment (Details)	Dec. 31, 2025
Computers [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	3 years
Computers [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	5 years
Office Equipment, Furniture and Fittings [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	3 years
Office Equipment, Furniture and Fittings [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	14 years
Leasehold Improvements [Member]
Property and equipment [Abstract]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Transportation Assets [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	4 years
Transportation Assets [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	10 years
Warehouse Equipment [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	3 years
Warehouse Equipment [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	10 years
Land Use Right [Member]
Property and equipment [Abstract]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember
Building [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	6 years
Building [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	20 years